Restructuring Costs (Notes)	12 Months Ended
Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Activities Disclosure [Text Block]
operational improvement program designed to strengthen the Company’s client service capabilities and to deliver future cost savings (hereinafter referred to as the Operational Improvement Program). The main elements of the program, which is expected to be completed by the end of 2017, include the following:

•
movement of more than 3,500 support roles from higher cost locations to Willis facilities in lower cost locations, bringing the ratio of employees in higher cost versus lower cost near-shore and off-shore centers from approximately 80:20 to approximately 60:40;

•	net workforce reductions in support positions;

•	lease consolidation in real estate and reductions in ratios of seats per employee and square footage of floor space per employee; and

•	information technology systems simplification and rationalization.

The program is expected to deliver cost savings of at least $420 million through 2017 and annual cost savings of $300 million starting 2018. To achieve these cost savings, the company is expecting to incur cumulative costs, including capital expenditure, of approximately $410 million through the end of 2017.

The Company recognized restructuring costs of $36 million in the year ended December 31, 2014, related to its Operational Improvement Program.

An analysis of the cost for restructuring recognized in the statement of operations in the year ended December 31, 2014, is as follows:

	Twelve months ended December 31, 2014
	Willis North America	Willis International	Willis GB	Willis CWR	Corporate	Total
	(millions)
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20
Total	$3	$5	$10	$1	$17	$36

As discussed in Note 2 - 'Basis of presentation and significant accounting policies', effective from January 1, 2015, the company changed the way it manages and reports operating results, resulting in a change in the Company's operating and reportable segments. As a consequence the above table has been recast to conform prior period amounts to the new segmental presentation.

At December 31, 2014, the Company's liability under the Operational Improvement Program is as follows:

	Termination Benefits	Professional Services and other	Total
	(millions)
Balance at January 1, 2014	$—	$—	$—
Charges incurred	16	20	36
Cash payments	(11)	(14)	(25)
Balance at December 31, 2014	$5	$6	$11